Loans (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Receivables [Abstract]
Schedule of Loan Portfolio Segments and Classes

The loan portfolio segments and classes are as follows (in thousands):

	At June 30, 2016	At December 31, 2015
Real estate loans:
One-to-four-family residential	$63,191	$68,169
Commercial and multi-family	224,202	192,568
Construction and land	19,489	17,570
Home equity	10,309	6,623

Total real estate loans	317,191	284,930

Commercial loans	55,491	41,417
Consumer loans	2,189	2,726

Total loans	374,871	329,073

Deduct:
Deferred loan fees, net	(438)	(296)
Allowance for loan losses	(2,895)	(2,511)

Loans, net	$371,538	$326,266

The portfolio segments and classes of loans are as follows (in thousands):

	At December 31,
	2015	2014
Real estate loans:
One-to-four-family residential	$68,169	$51,960
Commercial real estate and multi-family	192,568	32,665
Construction and land	17,570	7,075
Home equity	6,623	645

Total real estate loans	284,930	92,345

Commercial loans	41,417	16,773
Consumer loans	2,726	1,398

Total loans	329,073	110,516

Deduct:
Deferred loan fees, net	(296)	(124)
Allowance for loan losses	(2,511)	(1,726)

Loans, net	$326,266	$108,666

Schedule of Change in Allowance for Loan Losses

An analysis of the change in the allowance for loan losses follows (in thousands):

	Real Estate Loans	Commercial Loans	Consumer Loans	Unallocated	Total
Three Months Ended June 30, 2016:
Beginning balance	$1,368	591	22	551	$2,532
Provision (credit) for loan losses	881	(6)	12	(537)	350
Charge—offs	(22)	—	—	—	(22)
Recoveries	13	21	1	—	35

Ending balance	$2,240	606	35	14	$2,895

Three Months Ended June 30, 2015:
Beginning balance	$1,327	407	9	—	$1,743
Provision (credit) for loan losses	(127)	63	(5)	69	—
Charge-offs	—	—	—	—	—
Recoveries	113	26	1	—	140

Ending balance	$1,313	496	5	69	$1,883

Six Months Ended June 30, 2016:
Beginning balance	$1,354	583	23	551	$2,511
Provision (credit) for loan losses	881	(6)	12	(537)	350
Charge—offs	(22)	(11)	(2)	—	(35)
Recoveries	27	40	2	—	69

Ending balance	$2,240	606	35	14	$2,895

Six Months Ended June 30, 2015:
Beginning balance	$1,409	308	9	—	$1,726
Provision (credit) for loan losses	(210)	147	(6)	69	—
Charge-offs	(1)	(9)	—	—	(10)
Recoveries	115	50	2	—	167

Ending balance	$1,313	496	5	69	$1,883

At June 30, 2016:
Individually evaluated for impairment:
Recorded investment	$1,611	521	—	—	$2,132

Balance in allowance for loan losses	$99	9	—	—	$108

Collectively evaluated for impairment:
Recorded investment	$203,221	34,374	2,189	—	$239,784

Balance in allowance for loan losses	$2,108	595	35	14	$2,752

Recorded investment in loans accounted for under ASC 310-20	$111,701	20,596	—	—	$132,297

Balance in allowance for loan losses	$33	2	—	—	$35

Recorded investment in loans accounted for under ASC 310-30	$658	—	—	—	$658

Balance in allowance for loan losses	$—	—	—	—	$—

(continued)

	Real Estate Loans	Commercial Loans	Consumer Loans	Unallocated	Total
At December 31, 2015:
Individually evaluated for impairment:
Recorded investment	$1,527	539	—	—	$2,066

Balance in allowance for loan losses	$39	9	—	—	$48

Collectively evaluated for impairment:
Recorded investment	$159,738	11,830	1,124	—	$172,692

Balance in allowance for loan losses	$1,315	574	23	551	$2,463

Recorded investment in loans accounted for under ASC 310-20	$123,022	28,990	1,602	—	$153,614

Balance in allowance for loan losses	$—	—	—	—	$—

Recorded investment in loans accounted for under ASC 310-30	$643	58	—	—	$701

Balance in allowance for loan losses	$—	—	—	—	$—

An analysis of the change in the allowance for loan losses follows (in thousands):

	Real Estate Loans	Commercial Loans	Consumer Loans	Unallocated	Total
Year Ended December 31, 2015:
Beginning balance	$1,409	$308	$9	$—	$1,726
Provision (credit) for loan losses	(185)	(382)	16	551	—
Charge-offs	(1)	(9)	(4)	—	(14)
Recoveries	131	666	2	—	799

Ending balance	$1,354	$583	$23	$551	$2,511

Individually evaluated for impairment:
Recorded investment	$1,527	539	—	—	$2,066

Balance in allowance for loan losses	$39	9	—	—	$48

Collectively evaluated for impairment:
Recorded investment	$282,760	40,820	2,726	—	$326,306

Balance in allowance for loan losses	$1,315	574	23	551	$2,463

Acquired with deteriorated credit quality
Recorded Investment	$643	58	—	—	$701

Balance in allowance for loan losses	$—	—	—	—	$—

Year Ended December 31, 2014:
Beginning balance	$1,417	$208	$10	$83	$1,718
Provision (credit) for loan losses	1,333	1,245	5	(83)	2,500
Charge-offs	(1,362)	(1,213)	(16)	—	(2,591)
Recoveries	21	68	10	—	99

Ending balance	$1,409	$308	$9	$—	$1,726

Individually evaluated for impairment:
Recorded investment	$4,028	768	—	—	$4,796

Balance in allowance for loan losses	$301	9	—	—	$310

Collectively evaluated for impairment:
Recorded investment	$88,317	16,005	1,398	—	$105,720

Balance in allowance for loan losses	$1,108	299	9	—	$1,416

Summary of Loan Credit Quality

The following summarizes the loan credit quality (in thousands):

	Real Estate Loans
	One-to Four-Family Residential	Commercial and Multi Family	Construction and Land	Home Equity	Commercial	Consumer	Total
Credit Risk Profile by Internally Assigned Grade:
At June 30, 2016:
Grade:
Pass	$61,437	220,700	18,376	9,957	54,521	2,189	367,180
Special mention	856	742	673	—	83	—	2,354
Substandard	898	2,760	440	352	887	—	5,337

Total	$63,191	224,202	19,489	10,309	55,491	2,189	374,871

At December 31, 2015:
Grade:
Pass	$66,271	189,979	16,705	6,241	38,375	2,726	320,297
Special mention	972	1,066	707	382	70	—	3,197
Substandard	926	1,523	158	—	2,972	—	5,579

Total	$68,169	192,568	17,570	6,623	41,417	2,726	329,073

The following summarizes the loan credit quality (in thousands):

	Real Estate Loans
	One-to	Commercial	Construction
	Four-Family	Real Estate/	and	Home
	Residential	Multi Family	Land	Equity	Commercial	Consumer	Total
Credit Risk Profile by Internally Assigned Grade:
At December 31, 2015:
Grade:
Pass	$66,271	189,979	16,705	6,241	38,375	2,726	320,297
Special mention	972	1,066	707	382	70	—	3,197
Substandard	926	1,523	158	—	2,972	—	5,579

Total	$68,169	192,568	17,570	6,623	41,417	2,726	329,073

At December 31, 2014:
Grade:
Pass	$51,644	31,883	6,864	645	15,788	1,398	108,222
Special mention	316	413	211	—	94	—	1,034
Substandard	—	369	—	—	891	—	1,260

Total	$51,960	32,665	7,075	645	16,773	1,398	110,516

Age Analysis of Past Due Loans

Age analysis of past-due loans is as follows (in thousands):

	Accruing Loans
	30-59 Days Past Due	60-89 Days Past Due	90 Days Or Greater Past Due	Total Past Due	Current	Nonaccrual Loans	Total Loans
At June 30, 2016:
Real estate mortgage loans:
One-to-four family residential	$276	—	—	276	62,607	308	$63,191
Commercial Real Estate and Multifamily	1,031	224	—	1,255	222,290	657	224,202
Construction and Land	306	—	—	306	18,972	211	19,489
Home Equity	—	—	—	—	10,309	—	10,309
Commercial loans	139	25	—	164	55,232	95	55,491
Consumer loans	—	108	—	108	2,081	—	$2,189

Total	$1,752	$357	$—	$2,109	$371,491	$1,271	$374,871

At December 31, 2015:
Real estate mortgage loans:
One-to-four family residential	$255	13	—	268	67,861	40	$68,169
Commercial Real Estate and Multifamily	355	—	—	355	191,660	553	192,568
Construction and Land	192	—	—	192	17,220	158	17,570
Home Equity	11	—	—	11	6,612	—	6,623
Commercial loans	193	—	—	193	41,224	—	41,417
Consumer loans	—	—	—	—	2,726	—	$2,726

Total	$1,006	$13	$—	$1,019	$327,303	$751	$329,073

Age analysis of past-due loans is as follows (in thousands):

	Accruing Loans
	30-59 Days Past Due	60-89 Days Past Due	90 Days Or Greater Past Due	Total Past Due	Current	Nonaccrual Loans	Total Loans
At December 31, 2015:
Real estate mortgage loans:
One-to-four family residential	$255	13	—	268	67,861	40	$68,169
Commercial Real Estate and Multifamily	355	—	—	355	191,660	553	192,568
Construction and Land	192	—	—	192	17,220	158	17,570
Home Equity	11	—	—	11	6,612	—	6,623
Commercial loans	193	—	—	193	41,224	—	41,417
Consumer loans	—	—	—	—	2,726	—	$2,726

Total	$1,006	$13	$—	$1,019	$327,303	$751	$329,073

At December 31, 2014:
Real estate mortgage loans:
One-to-four family residential	$59	—	—	59	51,901	—	$51,960
Commercial Real Estate and Multifamily	—	—	—	—	32,541	124	32,665
Construction and Land	—	—	—	—	7,075	—	7,075
Home Equity	—	—	—	—	645	—	645
Commercial loans	167	—	—	167	15,838	768	16,773
Consumer loans	2	—	—	2	1,396	—	1,398

Total	$228	$—	$—	$228	$109,396	$892	$110,516

Summary of Impaired Loans

The following summarizes the amount of impaired loans (in thousands):

	With No Related Allowance Recorded		With an Allowance Recorded			Total
	Recorded Investment	Unpaid Principal Balance	Recorded Investment	Unpaid Principal Balance	Related Allowance	Recorded Investment	Unpaid Principal Balance	Related Allowance
June 30, 2016
Real estate mortgage loans:
One-to- four-family residential	$—	$—	$454	$454	$26	$454	$454	$26
Commercial and Multifamily	852	1,815	149	149	73	1,001	1,964	73
Construction and Land	156	163	—	—	—	156	163	—
Commercial loans	440	470	81	86	9	521	556	9

	$1,448	$2,448	$683	$688	$108	$2,132	$3,137	$108

December 31, 2015:
Real estate mortgage loans:
One-to- four-family residential	$—	$—	$460	$460	$39	$460	$460	$39
Commercial and Multifamily	909	1,849	—	—	—	909	1,849	—
Construction and Land	158	164	—	—	—	158	164	—
Commercial loans	452	482	87	92	9	539	574	9

	$1,519	$2,495	$547	$552	$48	$2,066	$3,047	$48

(continued)

The average net investment in impaired loans and interest income recognized and received on impaired loans are as follows (in thousands):

	Three month Ended June 30,
	2016			2015
	Average Recorded Investment	Interest Income Recognized	Interest Income Received	Average Recorded Investment	Interest Income Recognized	Interest Income Received
Real estate mortgage loans:
One-to-four-family residential	$454	5	5	121	1	2
Commercial real estate and Multifamily	1,021	5	21	481	12	15
Land and construction	156	—	—	—	—	—
Commercial loans	525	6	6	648	—	10

Total	$2,156	16	32	1,250	13	27

	Six Months Ended June 30,
	2016			2015
	Average Recorded Investment	Interest Income Recognized	Interest Income Received	Average Recorded Investment	Interest Income Recognized	Interest Income Received
Real estate mortgage loans:
One-to-four-family residential	$457	14	12	121	4	4
Commercial real estate and Multifamily	1,030	24	47	1,618	96	98
Land and construction	157	—	2	—	—	—
Commercial loans	530	18	18	696	—	23

Total	$2,174	56	79	2,435	100	125

The following summarizes the amount of impaired loans (in thousands):

	With No Related Allowance Recorded		With an Allowance Recorded			Total
	Recorded Investment	Unpaid Principal Balance	Recorded Investment	Unpaid Principal Balance	Related Allowance	Recorded Investment	Unpaid Principal Balance	Related Allowance
December 31,2015:
Real estate mortgage loans:
One-to four-family residential	$—	$—	$460	$460	$39	$460	$460	$39
Commercial and Multifamily	909	1,849	—	—	—	909	1,849	—
Construction and Land	158	164	—	—	—	158	164	—
Commercial loans	452	482	87	92	9	539	574	9

	$1,519	$2,495	$547	$552	$48	$2,066	$3,047	$48

December 31, 2014:
Real estate mortgage loans:
One-to four-family residential	$—	$—	$123	$140	$12	$123	$140	$12
Commercial	504	1,231	3,401	3,401	289	3,905	4,632	289
Commercial loans	664	750	104	107	9	768	857	9

	$1,168	$1,981	$3,628	$3,648	$310	$4,796	$5,629	$310

The average net investment in impaired loans and interest income recognized and received on impaired loans are as follows (in thousands):

	Average	Interest	Interest
	Recorded	Income	Income
	Investment	Recognized	Received
For the year ended December 31, 2015:
Real estate mortgage loans:
One-to four-family residential	$289	$18	$16
Commercial and Multifamily	1,317	115	135
Construction and Land	119	—	12
Commercial loans	578	28	39

	$2,303	$161	$202

For the year ended December 31, 2014:
Real estate mortgage loans:
One-to four-family residential	$1,552	$34	$66
Commercial and Multifamily	4,841	301	339
Construction and Land	102	—	2
Commercial loans	725	—	33

	$7,220	$335	$440

Summary of Troubled Debt Restructurings

Troubled Debt Restructurings (“TDR’s”) entered into during the years ended December 31, 2015 and 2014 are as follows (dollars in thousands):

	Number of Contracts	Pre- Modification Outstanding Recorded Investment	Post- Modification Outstanding Recorded Investment
Troubled Debt Restructurings:
Year Ended December 31, 2015
One-to four-family residential loans - Modified interest rate and amortization	1	328	328

Year Ended December 31, 2014:
Commercial loans-Modified interest rate and amortization	6	740	116